Non-Controlling Interest in Consolidated Subsidiaries - Summary of Analysis of FEMSAs Non-Controlling Interest in its Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 78,489	$ 3,997		$ 86,621
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	73,776			82,366
Other [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 4,713			$ 4,255

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3